American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2021

Value - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.3%
BAE Systems plc	1,768,610	12,780,007
Raytheon Technologies Corp.	225,930	19,274,088
		32,054,095
Airlines — 0.7%
Southwest Airlines Co.(1)	318,410	16,904,387
Auto Components — 0.8%
BorgWarner, Inc.	384,102	18,644,311
Automobiles — 1.1%
General Motors Co.(1)	236,514	13,994,533
Honda Motor Co. Ltd.	398,900	12,829,914
		26,824,447
Banks — 12.4%
Bank of America Corp.	1,193,440	49,205,531
Comerica, Inc.	113,027	8,063,346
JPMorgan Chase & Co.	447,041	69,532,757
M&T Bank Corp.	75,075	10,909,148
PNC Financial Services Group, Inc. (The)	81,728	15,590,433
Royal Bank of Canada	167,900	17,010,778
Truist Financial Corp.	405,755	22,519,403
U.S. Bancorp	1,086,617	61,904,571
Wells Fargo & Co.	989,978	44,836,104
		299,572,071
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The)	772,540	39,577,224
Franklin Resources, Inc.	142,581	4,561,166
Invesco Ltd.	505,496	13,511,908
Northern Trust Corp.	138,492	16,012,445
State Street Corp.	240,260	19,768,593
		93,431,336
Communications Equipment — 3.5%
Cisco Systems, Inc.	1,223,344	64,837,232
F5 Networks, Inc.(1)	102,430	19,119,584
		83,956,816
Containers and Packaging — 0.9%
Sonoco Products Co.	338,169	22,623,506
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class A(1)	129	53,999,529
Berkshire Hathaway, Inc., Class B(1)	115,175	32,009,436
		86,008,965
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	2,297,390	66,118,884
Verizon Communications, Inc.	978,672	54,834,992
		120,953,876
Electric Utilities — 1.3%
Edison International	290,270	16,783,411
Pinnacle West Capital Corp.	189,700	15,549,709
		32,333,120

Electrical Equipment — 3.6%
Atkore, Inc.(1)	124,489	8,838,719
Emerson Electric Co.	251,033	24,159,416
Hubbell, Inc.	156,737	29,284,741
nVent Electric plc	808,128	25,245,919
		87,528,795
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity Ltd.	89,789	12,140,371
Energy Equipment and Services — 2.7%
Baker Hughes Co.	962,178	22,005,011
Halliburton Co.	598,780	13,843,793
NOV, Inc.(1)	157,118	2,407,048
Schlumberger NV	868,206	27,791,274
		66,047,126
Entertainment — 1.6%
Walt Disney Co. (The)(1)	213,110	37,458,345
Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	10,710	8,595,846
Healthpeak Properties, Inc.	431,620	14,368,630
Weyerhaeuser Co.	464,630	15,992,564
		38,957,040
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	846,505	25,208,538
Walmart, Inc.	157,011	22,141,691
		47,350,229
Food Products — 4.7%
Conagra Brands, Inc.	755,598	27,488,655
Danone SA	313,200	22,035,155
J.M. Smucker Co. (The)	44,590	5,777,527
Kellogg Co.	270,619	17,408,920
Mondelez International, Inc., Class A	440,971	27,534,229
Orkla ASA	1,158,010	11,801,446
		112,045,932
Gas Utilities — 0.5%
Atmos Energy Corp.	115,344	11,085,712
Health Care Equipment and Supplies — 3.5%
Medtronic plc	364,940	45,300,002
Zimmer Biomet Holdings, Inc.	237,907	38,260,204
		83,560,206
Health Care Providers and Services — 4.6%
Cardinal Health, Inc.	742,315	42,378,763
Cigna Corp.	56,170	13,316,222
CVS Health Corp.	291,200	24,297,728
McKesson Corp.	98,370	18,812,279
Universal Health Services, Inc., Class B	88,500	12,959,055
		111,764,047
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA(1)	181,000	16,916,193
Household Products — 0.9%
Procter & Gamble Co. (The)	157,689	21,276,977
Industrial Conglomerates — 3.4%
General Electric Co.	4,096,799	55,142,914
Siemens AG	172,920	27,456,009
		82,598,923

Insurance — 3.6%
Aflac, Inc.	230,430	12,364,874
Chubb Ltd.	227,503	36,159,327
MetLife, Inc.	297,968	17,833,384
Reinsurance Group of America, Inc.	180,406	20,566,284
		86,923,869
Leisure Products — 0.4%
Mattel, Inc.(1)	533,250	10,718,325
Machinery — 0.9%
IMI plc	880,056	20,944,991
Metals and Mining — 0.7%
BHP Group Ltd.	446,935	16,259,634
Multi-Utilities — 0.6%
CMS Energy Corp.	229,570	13,562,996
Multiline Retail — 0.8%
Dollar Tree, Inc.(1)	190,010	18,905,995
Oil, Gas and Consumable Fuels — 7.4%
Chevron Corp.	579,784	60,726,576
Cimarex Energy Co.	117,201	8,491,212
ConocoPhillips	296,303	18,044,853
Devon Energy Corp.	736,160	21,488,510
EQT Corp.(1)	560,141	12,468,739
Exxon Mobil Corp.	290,840	18,346,187
Royal Dutch Shell plc, B Shares	745,705	14,476,210
TotalEnergies SE(2)	556,574	25,213,798
		179,256,085
Paper and Forest Products — 0.8%
Mondi plc	722,785	19,029,680
Personal Products — 1.2%
Unilever plc	494,390	28,975,680
Pharmaceuticals — 8.3%
Johnson & Johnson	409,572	67,472,891
Merck & Co., Inc.	616,572	47,950,805
Pfizer, Inc.	1,255,533	49,166,672
Roche Holding AG	57,200	21,555,124
Teva Pharmaceutical Industries Ltd., ADR(1)	1,511,447	14,963,325
		201,108,817
Road and Rail — 1.0%
Heartland Express, Inc.	1,396,881	23,928,572
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	32,134	4,575,881
Intel Corp.	825,862	46,363,893
QUALCOMM, Inc.	117,934	16,856,307
		67,796,081
Software — 1.6%
Open Text Corp.	328,090	16,666,972
Oracle Corp. (New York)	272,479	21,209,765
		37,876,737
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	120,626	24,745,218
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	366,525	11,065,390
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	91,610	10,792,574

Tapestry, Inc.(1)	357,712	15,553,318
		26,345,892
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	250,059	22,437,794
TOTAL COMMON STOCKS (Cost $1,466,720,932)		2,371,918,582
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $13,231,307), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $12,971,358)		12,971,354
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.125%, 11/15/42 - 2/15/43, valued at $22,057,588), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $21,625,012)		21,625,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,595,087	6,595,087
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,191,441)		41,191,441
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $528,153)	528,153	528,153
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,508,440,526)		2,413,638,176
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,609,705)
TOTAL NET ASSETS — 100.0%		$2,412,028,471

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	394,319	AUD	519,562	Bank of America N.A.	9/30/21	$4,530
USD	11,495,904	AUD	15,288,529	Bank of America N.A.	9/30/21	26,044
USD	12,831,684	CAD	15,899,291	Morgan Stanley	9/30/21	5,952
USD	16,325,557	CHF	14,978,535	Morgan Stanley	9/30/21	98,667
USD	110,732,455	EUR	92,837,941	Credit Suisse AG	9/30/21	447,472
USD	51,142,915	GBP	36,742,184	JPMorgan Chase Bank N.A.	9/30/21	307,258
USD	332,135	JPY	36,798,525	Bank of America N.A.	9/30/21	647
USD	303,199	JPY	33,507,600	Bank of America N.A.	9/30/21	1,356
USD	9,186,408	JPY	1,015,998,300	Bank of America N.A.	9/30/21	34,101
USD	8,802,815	NOK	75,560,153	UBS AG	9/30/21	24,282
						$950,309

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $503,711. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $528,153.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	19,274,088	12,780,007	—
Automobiles	13,994,533	12,829,914	—
Banks	282,561,293	17,010,778	—
Food and Staples Retailing	22,141,691	25,208,538	—
Food Products	78,209,331	33,836,601	—
Hotels, Restaurants and Leisure	—	16,916,193	—
Industrial Conglomerates	55,142,914	27,456,009	—
Machinery	—	20,944,991	—
Metals and Mining	—	16,259,634	—
Oil, Gas and Consumable Fuels	139,566,077	39,690,008	—
Paper and Forest Products	—	19,029,680	—
Personal Products	—	28,975,680	—
Pharmaceuticals	179,553,693	21,555,124	—
Other Industries	1,288,981,805	—	—
Temporary Cash Investments	6,595,087	34,596,354	—
Temporary Cash Investments - Securities Lending Collateral	528,153	—	—
	2,086,548,665	327,089,511	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	950,309	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.